Movement of provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance at beginning of year	R$ 724,779	R$ 683,918	R$ 626,267
Creation of provision for contingent commitments	183,248	40,861	57,651
Balance at end of year	R$ 908,027	R$ 724,779	R$ 683,918